Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	SCT Total Compensation for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average SCT Total Compensation for Other NEOs ($)(1)	Average Compensation Actually Paid to Other NEOs ($)(2)	Cumulative TSR ($)(3)	Peer Group Cumulative TSR ($)(4)	Net Income (Loss) ($) (in '000s)(5)	Operating Cash Flows ($) (in '000s)(6)
2022	14,877,151	3,156,802	2,098,057	799,889	58.71	206.01	(192,572)	206,971
2021	14,808,920	11,178,721	3,926,577	2,922,122	96.19	180.24	134,150	(148,454)
2020	8,156,049	9,549,387	2,797,146	1,946,058	100.70	120.70	152,337	172,772

Company Selected Measure Name	operating cash flow
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) and (d) are the amounts reported for Mr. Tutor and, for the NEOs other than Mr. Tutor as a group, the average of the amounts reported for such individuals as a group, in each case, for each of the corresponding years in the “Total” column of the SCT. Other NEOs for 2022 included Mr. Smalley, Mr. Ariqat, Mr. Frost, Ms. Hallgren and Mr. Smithson. Other NEOs for 2021 included Mr. Smalley, Mr. Frost, Ms. Hallgren and Mr. Smithson. Other NEOs for 2020 included Mr. Smalley, Mr. Frost, Ms. Hallgren and Mr. Jean J. Abiassi.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the Dow Jones U.S. Heavy Construction Index.
PEO Total Compensation Amount	$ 14,877,151	$ 14,808,920	$ 8,156,049
PEO Actually Paid Compensation Amount	$ 3,156,802	11,178,721	9,549,387
Adjustment To PEO Compensation, Footnote [Text Block]	(2)The dollar amounts reported in columns (c) and (e) represent the amount of compensation actually paid (“CAP”) to the CEO and average CAP to all other NEOs,as a group, respectively, in each case as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by these individuals. CAP is calculated for a given fiscal year by adjusting the officer’s total compensation, as reported in the “Total” column of the SCT, for certain amounts related to equity awards as described below.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Name and Year	SCT Total ($)	Less: Amounts Reported as "Stock Awards" in the SCT ($)	Less: Amounts Reported as "Option Awards" in the SCT ($)	Add: Year End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Less: Fair Value at the End of the Prior Year of Equity Awards that Forfeited in the Current Year ($)	Compensation Actually Paid ($)
CEO
Ronald N. Tutor
2022	14,877,151	(8,025,255)	—	2,996,646	(6,221,646)	(470,094)	—	3,156,802
2021	14,808,920	(9,557,395)	—	8,779,115	—	(98,250)	(2,753,669)	11,178,721
2020	8,156,049	(1,044,450)	(295,650)	2,753,669	177,750	(197,981)	—	9,549,387
Aggregate Average Information
Other NEOs
2022	2,098,057	(279,600)	—	302,000	(1,161,392)	(156,251)	(2,925)	799,889
2021	3,926,577	(2,017,315)	(380,211)	1,797,640	(362,408)	147,032	(189,193)	2,922,122
2020	2,797,146	(478,371)	(242,489)	650,210	(2,710)	37,969	(815,697)	1,946,058

Non-PEO NEO Average Total Compensation Amount	$ 2,098,057	3,926,577	2,797,146
Non-PEO NEO Average Compensation Actually Paid Amount	$ 799,889	2,922,122	1,946,058
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(2)The dollar amounts reported in columns (c) and (e) represent the amount of compensation actually paid (“CAP”) to the CEO and average CAP to all other NEOs,as a group, respectively, in each case as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by these individuals. CAP is calculated for a given fiscal year by adjusting the officer’s total compensation, as reported in the “Total” column of the SCT, for certain amounts related to equity awards as described below.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Name and Year	SCT Total ($)	Less: Amounts Reported as "Stock Awards" in the SCT ($)	Less: Amounts Reported as "Option Awards" in the SCT ($)	Add: Year End Fair Value of Outstanding and Unvested Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Less: Fair Value at the End of the Prior Year of Equity Awards that Forfeited in the Current Year ($)	Compensation Actually Paid ($)
CEO
Ronald N. Tutor
2022	14,877,151	(8,025,255)	—	2,996,646	(6,221,646)	(470,094)	—	3,156,802
2021	14,808,920	(9,557,395)	—	8,779,115	—	(98,250)	(2,753,669)	11,178,721
2020	8,156,049	(1,044,450)	(295,650)	2,753,669	177,750	(197,981)	—	9,549,387
Aggregate Average Information
Other NEOs
2022	2,098,057	(279,600)	—	302,000	(1,161,392)	(156,251)	(2,925)	799,889
2021	3,926,577	(2,017,315)	(380,211)	1,797,640	(362,408)	147,032	(189,193)	2,922,122
2020	2,797,146	(478,371)	(242,489)	650,210	(2,710)	37,969	(815,697)	1,946,058

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 58.71	96.19	100.70
Peer Group Total Shareholder Return Amount	206.01	180.24	120.70
Net Income (Loss)	$ (192,572,000)	$ 134,150,000	$ 152,337,000
Company Selected Measure Amount	206,971,000	(148,454,000)	172,772,000
PEO Name	Mr. Tutor
Additional 402(v) Disclosure [Text Block]	The cumulative TSR for the Company and the Company’s peer group is calculated, assuming a fixed investment of $100 on December 31, 2019 (which represents the last trading day before the earliest fiscal year as reported in the above table). The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.The most important financial performance measure used by the Company to link compensation actually paid to the NEOs for 2022 to Company performance (other than TSR, which is already included in the above pay versus performance table) is operating cash flow, as reported in the Company’s Consolidated Statements of Cash Flows as reported within its audited financial statements under the caption “Net Cash Provided by (Used in) Operating Activities” for each applicable year.
Analysis of NEO Compensation Actually Paid vs. Cumulative TSR, Net Income (Loss) and Operating Cash Flow

As discussed further in the section titled Compensation Discussion and Analysis, the primary elements of compensation for NEOs include base salary, non-equity annual incentive compensation, and long-term equity-based incentives, which can include time-based and performance-based equity awards.

The following graphs show the relationship between the CAP to the CEO and the average CAP to other NEOs and each of the Company’s cumulative TSR, peer index cumulative TSR, net income (loss) and operating cash flow for the years ended December 31, 2022, 2021 and 2020.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR;
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating cash flow;
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Pre-tax income;
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Safety
PEO [Member] | Stock Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,025,255)	$ (9,557,395)	$ (1,044,450)
PEO [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(295,650)
PEO [Member] | Equity Awards Granted During The Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,996,646	8,779,115	2,753,669
PEO [Member] | Equity Awards Granted In Prior Years, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,221,646)	0	177,750
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(470,094)	(98,250)	(197,981)
PEO [Member] | Equity Awards That Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(2,753,669)	0
Non-PEO NEO [Member] | Stock Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(279,600)	(2,017,315)	(478,371)
Non-PEO NEO [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(380,211)	(242,489)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	302,000	1,797,640	650,210
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,161,392)	(362,408)	(2,710)
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(156,251)	147,032	37,969
Non-PEO NEO [Member] | Equity Awards That Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,925)	$ (189,193)	$ (815,697)